Summary of Significant Accounting Policies (Details Narrative) - shares	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Accounting Policies [Abstract]
Potentially anti-dilutive shares excluded from computation of earnings per share	14,574,456	16,000,000